Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Other Noncurrent Liabilities	Other non-current liabilities consisted of the following:

	December 31, 2024	December 31, 2023
Fractional ownership deposits	$30,342	$16,686
Other	—	26
	$30,342	$16,712